Principles of Consolidation (Tables)	12 Months Ended
Dec. 31, 2023
Principles Of Consolidation
Schedule of Direct Equity Investments

The direct equity investments of CEMIG, included in the consolidation, are the following:

	2023 and 2022
Subsidiary	Form of valuation	Direct interest (%)
Cemig Geração e Transmissão S.A.	Consolidation	100.00
Cemig Distribuição S.A.	Consolidation	100.00
Companhia de Gás de Minas Gerais (‘Gasmig’)	Consolidation	99.57
Cemig Soluções Inteligentes em Energia S.A. (‘CEMIG Sim’)	Consolidation	100.00
Sete Lagoas Transmissora de Energia S.A. (‘Sete Lagoas’)	Consolidation	100.00